Schedule of Investments(a)
September 30, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–87.03%
Advertising–0.09%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$76,000	$68,070
7.50%, 06/01/2029(b)	85,000	73,280
		141,350
Aerospace & Defense–0.97%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	105,000	108,206
7.13%, 12/01/2031(b)	1,345,000	1,424,236
		1,532,442
Alternative Carriers–0.37%
CommScope LLC, 4.75%, 09/01/2029(b)	127,000	106,839
Lumen Technologies, Inc.,
4.00%, 02/15/2027(b)	102,000	87,922
4.50%, 01/15/2029(b)	45,000	30,858
4.13%, 04/15/2029(b)	42,000	35,490
5.38%, 06/15/2029(b)	26,000	17,878
4.13%, 04/15/2030(b)	43,000	34,925
Series P, 7.60%, 09/15/2039	45,000	30,782
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(b)	174,000	155,793
6.13%, 03/01/2028(b)	102,000	84,750
		585,237
Aluminum–0.47%
Novelis Corp., 4.75%, 01/30/2030(b)	766,000	743,304
Apparel Retail–0.98%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	890,000	778,941
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	880,000	778,094
		1,557,035
Application Software–1.16%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	462,000	460,065
9.00%, 09/30/2029(b)	449,000	457,293
Rocket Software, Inc.,
9.00%, 11/28/2028(b)	74,000	77,287
6.50%, 02/15/2029(b)	83,000	79,059
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	261,000	261,088
6.50%, 06/01/2032(b)	486,000	502,838
		1,837,630
Automobile Manufacturers–1.41%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	2,444,000	2,223,892
Automotive Parts & Equipment–3.12%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	1,081,000	1,143,940
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,243,000	1,147,062
	Principal Amount	Value
Automotive Parts & Equipment–(continued)
PHINIA, Inc.,
6.75%, 04/15/2029(b)	$1,061,000	$1,096,286
6.63%, 10/15/2032(b)	437,000	440,927
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	534,000	539,484
7.13%, 04/14/2030(b)	552,000	572,625
		4,940,324
Automotive Retail–2.91%
Carvana Co.,
12.00% PIK Rate, 9.00% Cash Rate, 12/01/2028(b)(c)	78,440	82,448
13.00% PIK Rate, 11.00% Cash Rate, 06/01/2030(b)(c)	285,100	310,249
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	331,057	390,244
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	768,000	782,120
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	730,000	775,720
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	733,000	684,643
4.38%, 01/15/2031(b)	863,000	803,694
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	735,000	765,970
		4,595,088
Broadcasting–0.83%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	70,000	71,997
Gray Television, Inc.,
7.00%, 05/15/2027(b)	63,000	61,973
10.50%, 07/15/2029(b)	145,000	151,590
4.75%, 10/15/2030(b)	114,000	72,625
5.38%, 11/15/2031(b)	135,000	84,532
iHeartCommunications, Inc., 5.25%, 08/15/2027(b)	118,000	80,668
Paramount Global, 6.38%, 03/30/2062(d)	82,000	75,913
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	119,000	93,266
TEGNA, Inc.,
4.63%, 03/15/2028	82,000	78,552
5.00%, 09/15/2029	83,000	79,122
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	150,000	150,589
8.00%, 08/15/2028(b)	150,000	153,489
4.50%, 05/01/2029(b)	87,000	77,791
7.38%, 06/30/2030(b)	80,000	77,491
		1,309,598
Broadline Retail–1.17%
Kohl’s Corp., 4.63%, 05/01/2031	844,000	711,843
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(b)	416,000	408,316
6.70%, 07/15/2034(b)	419,000	366,935
Nordstrom, Inc., 5.00%, 01/15/2044	195,000	150,650

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Broadline Retail–(continued)
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	$200,000	$219,103
		1,856,847
Building Products–0.05%
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	88,000	76,016
Cable & Satellite–3.44%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	160,913
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	341,000	328,889
4.75%, 03/01/2030(b)	468,000	430,834
7.38%, 03/01/2031(b)	372,000	381,114
4.50%, 05/01/2032	448,000	387,712
4.25%, 01/15/2034(b)	504,000	413,857
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 04/01/2053	470,000	384,316
CSC Holdings LLC,
11.75%, 01/31/2029(b)	265,000	256,312
6.50%, 02/01/2029(b)	214,000	177,399
5.75%, 01/15/2030(b)	346,000	179,405
4.63%, 12/01/2030(b)	290,000	147,408
4.50%, 11/15/2031(b)	243,000	177,102
DISH DBS Corp.,
7.38%, 07/01/2028	152,000	114,057
5.75%, 12/01/2028(b)	316,000	276,688
5.13%, 06/01/2029	177,000	118,919
DISH Network Corp., 11.75%, 11/15/2027(b)	445,000	467,404
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	76,000	66,200
Sirius XM Radio, Inc.,
4.13%, 07/01/2030(b)	433,000	392,979
3.88%, 09/01/2031(b)	453,000	395,052
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	200,000	184,415
		5,440,975
Casinos & Gaming–3.13%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(c)	51,959	1,039
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(b)	1,422,000	1,334,803
7.63%, 04/17/2032(b)	261,000	269,438
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	71,000	70,271
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	92,000	68,893
Sabre GLBL, Inc.,
8.63%, 06/01/2027(b)	83,000	81,703
11.25%, 12/15/2027(b)	75,000	77,871
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	1,657,000	1,524,452
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	730,000	798,791
	Principal Amount	Value
Casinos & Gaming–(continued)
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	$737,000	$716,107
		4,943,368
Commodity Chemicals–1.00%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	1,550,000	1,583,983
Consumer Finance–1.88%
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,065,000	1,097,345
Navient Corp.,
5.00%, 03/15/2027	485,000	481,095
9.38%, 07/25/2030	216,000	239,828
OneMain Finance Corp.,
3.50%, 01/15/2027	358,000	342,463
4.00%, 09/15/2030	433,000	386,012
7.13%, 11/15/2031	425,000	430,423
		2,977,166
Copper–0.24%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	375,000	376,219
Diversified Banks–0.61%
Citigroup, Inc., Series CC, 7.13%(d)(e)	795,000	829,536
Freedom Mortgage Corp.,
6.63%, 01/15/2027(b)	72,000	72,224
12.00%, 10/01/2028(b)	63,000	68,875
		970,635
Diversified Chemicals–0.34%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	387,000	395,708
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	148,000	142,452
		538,160
Diversified Financial Services–3.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	1,125,000	1,166,783
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(b)	86,000	89,464
9.13%, 05/15/2031(b)	150,000	154,404
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	715,000	745,588
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	704,000	710,558
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	1,159,000	1,228,992
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026(b)	392,000	390,423
7.13%, 02/01/2032(b)	745,000	778,658
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	889,000	906,512
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	100,000	86,002
		6,257,384
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Diversified Metals & Mining–0.78%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	$1,133,000	$1,150,262
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	82,000	76,693
		1,226,955
Diversified REITs–0.49%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	182,000	155,449
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	441,000	471,081
6.50%, 02/15/2029(b)	178,000	154,738
		781,268
Diversified Support Services–1.29%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	75,000	81,821
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	707,000	753,846
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	690,000	725,726
7.63%, 02/15/2031(b)	387,000	406,499
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	70,000	70,450
		2,038,342
Drug Retail–0.49%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	808,000	777,952
Electric Utilities–3.08%
Duke Energy Corp., 6.45%, 09/01/2054(d)	780,000	811,824
Entergy Corp., 7.13%, 12/01/2054(d)	1,123,000	1,167,178
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	594,000	647,850
Vistra Operations Co. LLC,
7.75%, 10/15/2031(b)	1,740,000	1,874,620
6.88%, 04/15/2032(b)	351,000	369,515
		4,870,987
Electrical Components & Equipment–0.46%
EnerSys, 6.63%, 01/15/2032(b)	703,000	727,997
Electronic Components–0.73%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	744,000	681,977
6.63%, 07/15/2032(b)	456,000	475,801
		1,157,778
Electronic Manufacturing Services–0.96%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,478,000	1,525,806
Environmental & Facilities Services–0.48%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	491,000	515,591
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	235,000	244,469
		760,060
Principal Amount		Value
Food Retail–0.72%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	$1,148,000	$1,134,385
Gold–0.41%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	633,000	646,106
Health Care Facilities–0.98%
Encompass Health Corp.,
4.50%, 02/01/2028	593,000	582,603
4.63%, 04/01/2031	123,000	117,870
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	172,000	162,686
Tenet Healthcare Corp., 6.75%, 05/15/2031	665,000	693,718
		1,556,877
Health Care REITs–0.94%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	1,301,000	1,196,652
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	395,000	288,789
		1,485,441
Health Care Services–1.54%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	232,000	228,386
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	276,000	277,133
5.25%, 05/15/2030(b)	703,000	647,551
4.75%, 02/15/2031(b)	457,000	402,058
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	746,000	785,361
DaVita, Inc., 3.75%, 02/15/2031(b)	102,000	92,089
		2,432,578
Health Care Supplies–0.58%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	746,000	732,514
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	178,000	183,622
		916,136
Health Care Technology–0.13%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	218,000	209,581
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	85,000	80,453
Hotel & Resort REITs–2.70%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	1,116,000	1,154,152
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(b)	401,000	392,462
4.00%, 09/15/2029(b)	847,000	780,399
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Hotel & Resort REITs–(continued)
Service Properties Trust,
4.75%, 10/01/2026	$1,068,000	$1,027,230
5.50%, 12/15/2027	428,000	407,845
4.95%, 10/01/2029	336,000	267,207
4.38%, 02/15/2030	310,000	234,940
		4,264,235
Hotels, Resorts & Cruise Lines–0.39%
Carnival Corp., 6.00%, 05/01/2029(b)	614,000	622,488
Household Products–0.48%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	756,000	759,803
Housewares & Specialties–0.49%
Newell Brands, Inc.,
6.38%, 09/15/2027	367,000	372,333
6.88%, 04/01/2036	163,000	155,518
7.00%, 04/01/2046	269,000	241,165
		769,016
Independent Power Producers & Energy Traders–0.78%
Vistra Corp., Series C, 8.88%(b)(d)(e)	1,150,000	1,236,096
Industrial Machinery & Supplies & Components–1.61%
Enpro, Inc., 5.75%, 10/15/2026	715,000	710,350
ESAB Corp., 6.25%, 04/15/2029(b)	684,000	703,363
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,173,000	1,126,819
		2,540,532
Insurance Brokers–1.09%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	751,000	772,308
Jones Deslauriers Insurance Management, Inc. (Canada), 10.50%, 12/15/2030(b)	260,000	282,970
USI, Inc., 7.50%, 01/15/2032(b)	646,000	670,031
		1,725,309
Integrated Oil & Gas–0.73%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	790,000	791,528
8.63%, 03/15/2029(b)	351,000	369,580
		1,161,108
Integrated Telecommunication Services–3.58%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	200,000	62,482
Altice France S.A. (France),
5.50%, 01/15/2028(b)	765,000	556,948
5.50%, 10/15/2029(b)	200,000	140,308
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	83,000	78,577
Embarq Corp., 8.00%, 06/01/2036	150,000	67,028
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	675,000	687,259
8.50%, 04/15/2031(b)	428,000	460,732
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc.,
4.63%, 09/15/2027(b)	$120,000	$106,292
3.63%, 01/15/2029(b)	45,000	31,612
10.50%, 04/15/2029(b)	74,000	81,034
4.88%, 06/15/2029(b)	60,000	50,700
3.75%, 07/15/2029(b)	78,000	53,430
11.00%, 11/15/2029(b)	195,000	216,221
4.50%, 04/01/2030(b)	128,000	99,777
10.50%, 05/15/2030(b)	141,000	152,456
10.75%, 12/15/2030(b)	75,000	82,684
4.00%, 04/15/2031(b)	72,000	52,740
Sable International Finance Ltd. (Panama), 7.13%, 10/15/2032(b)	110,000	110,514
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	778,000	831,139
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/2028(b)	155,000	155,257
8.25%, 10/01/2031(b)	394,000	401,067
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,110,000	1,187,006
		5,665,263
Interactive Media & Services–0.10%
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	158,000	156,618
Internet Services & Infrastructure–0.16%
Arches Buyer, Inc., 6.13%, 12/01/2028(b)	88,000	75,425
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	184,000	181,526
		256,951
Investment Banking & Brokerage–0.51%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(d)(e)	755,000	802,165
Leisure Facilities–0.95%
NCL Corp. Ltd.,
8.13%, 01/15/2029(b)	360,000	385,279
6.25%, 03/01/2030(b)	389,000	388,861
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	704,000	729,568
		1,503,708
Metal, Glass & Plastic Containers–0.97%
Iris Holding, Inc., 10.00%, 12/15/2028(b)	171,000	149,213
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	204,000	209,367
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	1,149,000	1,181,841
		1,540,421
Movies & Entertainment–0.10%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	106,000	83,556
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	86,000	77,418
		160,974
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Multi-line Insurance–0.74%
Acrisure LLC/Acrisure Finance, Inc.,
8.50%, 06/15/2029(b)	$372,000	$388,774
7.50%, 11/06/2030(b)	753,000	775,568
		1,164,342
Office REITs–0.49%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	786,000	773,562
Oil & Gas Drilling–2.71%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	951,000	995,514
Transocean, Inc.,
8.25%, 05/15/2029(b)	414,000	410,774
8.75%, 02/15/2030(b)	704,650	735,258
8.50%, 05/15/2031(b)	1,107,000	1,100,678
Valaris Ltd., 8.38%, 04/30/2030(b)	1,007,000	1,038,095
		4,280,319
Oil & Gas Exploration & Production–1.70%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 02/15/2026(b)	729,000	738,070
7.50%, 10/01/2029(b)	1,182,000	1,198,500
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	508,000	495,029
6.25%, 04/15/2032(b)	180,000	175,352
8.38%, 11/01/2033(b)	74,000	79,837
		2,686,788
Oil & Gas Refining & Marketing–0.49%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	768,000	776,964
Oil & Gas Storage & Transportation–7.53%
EQM Midstream Partners L.P., 6.50%, 07/15/2048	1,465,000	1,516,057
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	669,000	677,911
8.88%, 04/15/2030	540,000	568,073
7.88%, 05/15/2032	977,000	995,505
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	740,000	767,011
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	588,000	647,859
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	258,000	217,028
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	330,000	338,627
8.38%, 02/15/2032(b)	695,000	716,757
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	756,000	780,896
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	771,000	796,672
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	768,000	777,263
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	$202,000	$210,724
7.00%, 01/15/2030(b)	765,000	782,107
9.88%, 02/01/2032(b)	1,180,000	1,311,944
9.00%(b)(d)(e)	796,500	807,965
		11,912,399
Other Specialized REITs–0.49%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	411,000	390,215
5.63%, 07/15/2032(b)	391,000	390,350
		780,565
Other Specialty Retail–0.96%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	355,000	370,306
6.75%, 07/01/2036	767,000	791,293
Michaels Cos., Inc. (The),
5.25%, 05/01/2028(b)	75,000	55,432
7.88%, 05/01/2029(b)	141,000	82,734
Staples, Inc., 10.75%, 09/01/2029(b)	225,000	218,599
		1,518,364
Paper & Plastic Packaging Products & Materials–0.91%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	757,000	764,895
LABL, Inc.,
10.50%, 07/15/2027(b)	138,000	138,374
8.25%, 11/01/2029(b)	80,000	72,344
8.63%, 10/01/2031(b)	460,000	457,125
		1,432,738
Passenger Airlines–1.50%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	2,372,000	2,370,026
Personal Care Products–0.49%
Coty, Inc., 5.00%, 04/15/2026(b)	774,000	771,334
Pharmaceuticals–0.62%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	397,000	388,866
5.75%, 08/15/2027(b)	210,000	179,230
4.88%, 06/01/2028(b)	203,000	159,049
6.25%, 02/15/2029(b)	144,000	88,355
5.25%, 01/30/2030(b)	284,000	159,293
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(g)	329,000	0
		974,793
Real Estate Development–0.17%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	255,000	271,034
Real Estate Services–0.05%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	89,000	82,762
Reinsurance–0.49%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	812,000	777,587
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Research & Consulting Services–0.30%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	$474,000	$472,464
Restaurants–0.13%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	223,000	207,906
Security & Alarm Services–0.20%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	355,000	317,593
Single-Family Residential REITs–0.42%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	653,000	659,471
Specialized Consumer Services–2.14%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	1,014,000	1,069,237
Carriage Services, Inc., 4.25%, 05/15/2029(b)	2,490,000	2,309,029
		3,378,266
Specialized Finance–0.73%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	394,000	394,867
Jefferson Capital Holdings LLC,
6.00%, 08/15/2026(b)	392,000	392,378
9.50%, 02/15/2029(b)	342,000	365,460
		1,152,705
Steel–0.73%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)	782,000	791,572
6.25%, 10/01/2040	397,000	355,357
		1,146,929
Systems Software–0.10%
McAfee Corp., 7.38%, 02/15/2030(b)	157,000	153,285
Technology Hardware, Storage & Peripherals–0.45%
Seagate HDD Cayman, 9.63%, 12/01/2032	614,000	713,446
Tires & Rubber–0.04%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	69,000	68,845
Trading Companies & Distributors–4.17%
Air Lease Corp.,
Series B, 4.65%(d)(e)	755,000	737,852
Series C, 4.13%(d)(e)	420,000	395,211
Series D, 6.00%(d)(e)	80,000	79,374
Aircastle Ltd., 5.25%(b)(d)(e)	1,548,000	1,540,247
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	802,000	773,087
	Principal Amount	Value
Trading Companies & Distributors–(continued)
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	$785,000	$782,430
7.88%, 12/01/2030(b)	1,401,000	1,510,696
7.00%, 06/15/2032(b)	744,000	781,647
		6,600,544
Wireless Telecommunication Services–1.40%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	873,000	777,959
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	1,588,000	1,441,330
		2,219,289
Total U.S. Dollar Denominated Bonds & Notes (Cost $132,939,822)		137,644,362
Variable Rate Senior Loan Interests–5.96%(h)(i)
Advertising–0.29%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.96% (1 mo. Term SOFR + 4.00%), 08/23/2028	461,188	460,777
Cable & Satellite–0.23%
CSC Holdings LLC, Term Loan, 2.50% (1 mo. SOFR + 2.50%), 04/15/2027	398,956	366,185
Casinos & Gaming–0.45%
Scientific Games Lottery, Term Loan B, 8.32% (3 mo. Term SOFR + 3.00%), 04/04/2029	709,346	705,962
Commodity Chemicals–0.17%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 8.71% (1 mo. Term SOFR + 3.86%), 04/20/2028	271,888	272,115
Health Care Services–0.14%
Concentra Health Services, Term Loan B, 7.10% (1 mo. Term SOFR + 2.25%), 07/26/2031(g)	225,000	224,859
Health Care Supplies–0.38%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 7.60% (1 mo. Term SOFR + 2.75%), 10/23/2028	603,526	604,453
Hotel & Resort REITs–0.45%
IRB Holding Corp., Term Loan B, 7.70% (1 mo. Term SOFR + 2.85%), 12/15/2027	703,869	703,771
Hotels, Resorts & Cruise Lines–0.34%
Carnival Corp., Term Loan B, 7.60% (1 mo. Term SOFR + 2.75%), 10/18/2028	539,659	541,403
Integrated Telecommunication Services–0.08%
CommScope, Inc., Term Loan, 8.21% (1 mo. Term SOFR + 3.36%), 04/06/2026	134,646	130,746
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Interactive Media & Services–0.44%
Camelot Finance L.P., Term Loan, 7.60% (1 mo. Term SOFR + 2.75%), 01/31/2031		$701,475	$701,300
Life Sciences Tools & Services–0.42%
Syneos Health, Inc., Term Loan, 8.35% (3 mo. Term SOFR + 3.75%), 09/27/2030		685,555	668,032
Oil & Gas Exploration & Production–0.47%
Prairie ECI Acquiror L.P., Term Loan B-2, 9.60% (1 mo. Term SOFR + 4.75%), 08/01/2029		741,962	742,066
Pharmaceuticals–0.47%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan B, 9.78% (3 mo. Term SOFR + 4.50%), 04/23/2031		750,000	750,233
Real Estate Development–0.30%
Greystar Real Estate Partners LLC, Term Loan B, 7.67% (1 mo. Term SOFR + 2.75%), 08/21/2030(g)		468,466	468,466
Real Estate Services–0.44%
DTZ U.S. Borrower LLC, Term Loan B, 8.60% (1 mo. Term SOFR + 3.75%), 01/31/2030		686,280	687,567
Research & Consulting Services–0.45%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 7.61% (1 mo. Term SOFR + 2.75%), 01/18/2029		702,971	703,168
Trading Companies & Distributors–0.44%
Jane Street Group LLC, Term Loan, 7.46% (1 mo. Term SOFR + 2.61%), 01/26/2028		691,418	691,573
Total Variable Rate Senior Loan Interests (Cost $9,368,482)			9,422,676
	Shares
Exchange-Traded Funds–2.21%
iShares iBoxx High Yield Corporate Bond ETF (Cost $3,359,505)(j)		43,500	3,493,050
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.62%(k)
Broadline Retail–0.00%
Americanas S.A. (Brazil), 8.35%, 07/26/2029(g)	BRL	1,556	0
Casinos & Gaming–0.08%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	259,599	133,650
Diversified Banks–0.84%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(d)(e)	EUR	400,000	450,144
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(d)(e)	EUR	400,000	434,820
	Principal Amount		Value
Diversified Banks–(continued)
Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(d)(e)	EUR	400,000	$445,315
			1,330,279
Diversified Capital Markets–0.31%
Deutsche Bank AG (Germany), 10.00%(b)(d)(e)	EUR	400,000	487,866
Health Care REITs–0.39%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	561,000	608,638
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,445,646)			2,560,433
	Shares
Common Stocks & Other Equity Interests–0.20%
Broadline Retail–0.00%
Americanas S.A. (Brazil)(l)		7,833	6,686
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(g)(l)		261,089	2,875
			9,561
Food Retail–0.01%
Casino Guichard-Perrachon S.A. (France)(l)		3,370	11,263
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(l)		184,690	206
			11,469
Pharmaceuticals–0.19%
Endo, Inc.(l)		11,213	297,705
Total Common Stocks & Other Equity Interests (Cost $274,496)			318,735
Money Market Funds–3.51%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(m)(n)		1,940,946	1,940,946
Invesco Treasury Portfolio, Institutional Class, 4.78%(m)(n)		3,615,552	3,615,552
Total Money Market Funds (Cost $5,556,498)			5,556,498
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.53% (Cost $153,944,449)			158,995,754
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.23%
Invesco Private Government Fund, 4.96%(m)(n)(o)		979,789	979,789
Invesco Private Prime Fund, 5.02%(m)(n)(o)		2,550,896	2,551,917
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,531,707)			3,531,706
TOTAL INVESTMENTS IN SECURITIES–102.76% (Cost $157,476,156)			162,527,460
OTHER ASSETS LESS LIABILITIES—(2.76)%			(4,367,996)
NET ASSETS–100.00%			$158,159,464
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Investment Abbreviations:
BRL	– Brazilian Real
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $115,389,582, which represented 72.96% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	All or a portion of this security was out on loan at September 30, 2024.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Non-income producing security.
(m)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Invesco AT1 Capital Bond UCITS ETF	$704,529	$1,688,473	$(2,396,296)	$(60,005)	$63,299	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	112,903	23,897,043	(22,069,000)	-	-	1,940,946	49,697
Invesco Liquid Assets Portfolio, Institutional Class	100,530	13,276,523	(13,376,721)	(24)	(308)	-	26,798
Invesco Treasury Portfolio, Institutional Class	129,032	32,096,890	(28,610,370)	-	-	3,615,552	66,191
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	16,663,959	(15,684,170)	-	-	979,789	21,289*
Invesco Private Prime Fund	-	33,128,826	(30,576,908)	(1)	-	2,551,917	59,137*
Total	$1,046,994	$120,751,714	$(112,713,465)	$(60,030)	$62,991	$9,088,204	$223,112

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/25/2024	Barclays Bank PLC	EUR	2,970,000	USD	3,267,668	$(45,589)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 43, Version 1	Sell	5.00%	Quarterly	12/20/2029	3.317%	USD	500,000	$36,521	$36,696	$175

(a)	Centrally cleared swap agreements collateralized by $672,741 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of September 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$137,644,362	$0	$137,644,362
Variable Rate Senior Loan Interests	—	8,729,351	693,325	9,422,676
Exchange-Traded Funds	3,493,050	—	—	3,493,050
Non-U.S. Dollar Denominated Bonds & Notes	—	2,560,433	0	2,560,433
Common Stocks & Other Equity Interests	6,892	308,968	2,875	318,735
Money Market Funds	5,556,498	3,531,706	—	9,088,204
Total Investments in Securities	9,056,440	152,774,820	696,200	162,527,460
Other Investments - Assets*
Swap Agreements	—	175	—	175
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(45,589)	—	(45,589)
Total Other Investments	—	(45,414)	—	(45,414)
Total Investments	$9,056,440	$152,729,406	$696,200	$162,482,046

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Fund